As filed with the Securities and Exchange Commission on August 1, 2025

1933 Act Registration No. 333-185659

1940 Act Registration No. 811-22781

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 143	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 145	☒

(Check appropriate box or boxes)

GOLDMAN SACHS TRUST II

(Exact Name of Registrant as Specified in Charter)

200 West Street

New York, New York 10282

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (212) 902-1000

ROBERT GRIFFITH, ESQ.

Goldman Sachs & Co. LLC

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.	BRENDEN P. CARROLL, ESQ.
Dechert LLP	Dechert LLP
1095 Avenue of the Americas	1900 K Street, NW
New York, NY 10036	Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 15, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Class P Shares of the Multi-Manager High Yield Bond Fund.

Explanatory Note

Post-Effective Amendment No. 142 (the “Amendment”) to the Registration Statement of Goldman Sachs Trust II was filed pursuant to Rule 485(a) under the Securities Act of 1933 on May 20, 2025 to register shares of Goldman Sachs Multi-Manager High Yield Bond Fund. Pursuant to Rule 485(a), the Amendment would have become effective on August 4, 2025. This Post-Effective Amendment No. 143 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August  15, 2025 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No.  143 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Amended and Restated Agreement and Declaration of Trust dated April 16, 2013 (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 19, 2013)

	(2)	Amended Schedule A dated April 16, 2025 to the Amended and Restated Agreement and Declaration of Trust dated April 16, 2013 (incorporated by reference from Post-Effective Amendment No. 142 to the Registrant’s registration statement, SEC File No. 333-185659, filed May 20, 2025)

(b)	Amended and Restated By-laws dated August 10-11, 2021 (incorporated by reference from Post-Effective Amendment No. 122 to the Registrant’s registration statement, SEC File No. 333-185659, filed December 29, 2021)

(c)	Instruments defining the rights of holders of Registrant’s shares of beneficial interest: Article III, Sections 3.1, 3.2 and 3.6, Article V, Article VI, Article VII, Section 7.7, Article VIII Sections 8.4 and 8.9 of the Registrant’s Amended and Restated Declaration of Trust, incorporated herein by reference as Exhibit (a); and Article II of the Registrant’s Amended and Restated By-Laws, incorporated by reference to Exhibit (b) herein (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 19, 2013)

(d)	(1)	Management Agreement dated April 16, 2013 between Registrant, on behalf of Goldman Sachs Multi-Strategy Alternatives Fund, and Goldman Sachs Asset Management, L.P. (incorporated by reference from Post-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 30, 2013)

	(2)	Form of Sub-Advisory Agreement between Goldman Sachs Asset Management, L.P. and the Sub-Adviser (incorporated by reference from Post-Effective Amendment No. 137 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2024)

	(3)	Amended Annex A dated February 7, 2018 to the Management Agreement dated April 16, 2013 (incorporated by reference from Post-Effective Amendment No. 69 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 28, 2018)

(e)	(1)	Distribution Agreement between Registrant and Goldman Sachs & Co. LLC, dated April 16, 2013 (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 19, 2013)

	(2)	Amended Exhibit A dated February 7, 2018 to the Distribution Agreement dated April 16, 2013 (incorporated by reference from Post-Effective Amendment No. 69 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 28, 2018)

(f)	Not applicable

(g)	(1)	Custodian Contract between Goldman Sachs Trust and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 26 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 29, 1995)

	(2)	Fee schedule dated January 6, 2000 relating to Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (High Yield Municipal Fund) (incorporated by reference from Post-Effective Amendment No. 62 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

(3)	Fee schedule dated April 14, 2000 relating to Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Enhanced Income Fund) (incorporated by reference from Post-Effective Amendment No. 65 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed May 3, 2000)

(4)	Letter Agreement dated September 27, 1999 between Goldman Sachs Trust and State Street Bank and Trust Company relating to Custodian Contract dated July 15, 1991 (incorporated by reference from Post-Effective Amendment No. 62 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed February 23, 2000)

(5)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 73 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 21, 2001)

(6)	Amendment dated August 1, 2001 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 75 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 15, 2002)

(7)	Letter Amendment dated August 26, 2003 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Emerging Markets Debt Fund) (incorporated by reference from Post-Effective Amendment No. 218 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(8)	Letter Amendment dated October 28, 2003 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs U.S. Mortgages Fund) (incorporated by reference from Post-Effective Amendment No. 218 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(9)	Letter Amendment dated March 14, 2007 to Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Satellite Strategies Portfolio) (incorporated by reference from Post-Effective Amendment No. 218 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(10)	Letter Amendment dated August 10, 2007 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Inflation Protected Securities Fund) (incorporated by reference from Post-Effective Amendment No. 218 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(11)	Letter Amendment dated October 4, 2007 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Local Emerging Markets Debt Fund) (incorporated by reference from Post-Effective Amendment No. 218 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 29, 2009)

(12)	Letter Amendment dated June 30, 2010 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Strategic Income Fund) (incorporated by reference from Post-Effective Amendment No. 249 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed June 30, 2010)

(13)	Letter Amendment dated February 14, 2011 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs High Yield Floating Rate Fund) (incorporated by reference from Post-Effective Amendment No. 277 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 5, 2011)

(14)	Letter Amendment dated January 9, 2012 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Focused Growth Fund) (incorporated by reference from Post-Effective Amendment No. 304 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed January 26, 2012)

(15)	Letter Amendment dated January 26, 2012 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Rising Dividend Growth Fund) (incorporated by reference from Post-Effective Amendment No. 311 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed February 27, 2012)

(16)	Letter Amendment dated February 2, 2012 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Short Duration Income Fund) (incorporated by reference from Post-Effective Amendment No. 313 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed February 28, 2012)

(17)	Letter Amendment dated March 6, 2013 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs MLP Energy Infrastructure Fund) (incorporated by reference from Post-Effective Amendment No. 353 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed March 25, 2013)

(18)	Letter Amendment dated April 16, 2013 to the Custodian Contract dated July 15, 1991 between Goldman Sachs Trust and State Street Bank and Trust Company (Goldman Sachs Multi-Strategy Alternatives Fund) (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 19, 2013)

(19)	Letter Amendment dated October 1, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP Income Opportunities Fund) (incorporated by reference from Post-Effective Amendment No. 2 to Goldman Sachs MLP Income Opportunities Fund’s registration statement, SEC File No. 333-189529, filed October 25, 2013)

(20)	Letter Amendment dated December 5, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Short-Term Conservative Income Fund (formerly, Goldman Sachs Limited Maturity Obligations Fund)) (incorporated by reference from Post-Effective Amendment No. 395 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed February 28, 2014)

(21)	Letter Amendment dated January 8, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Long Short Credit Strategies Fund) (incorporated by reference from Post-Effective Amendment No. 408 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed March 21, 2014)

(22)	Letter Amendment dated June 16, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Tactical Tilt Overlay Fund (formerly, Goldman Sachs Tactical Tilt Implementation Fund)) (incorporated by reference from Post-Effective Amendment No. 424 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed July 24, 2014)

(23)	Letter Amendment to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP and Energy Renaissance Fund) (incorporated by reference from Post-Effective Amendment No. 1 to Goldman Sachs MLP and Energy Renaissance Fund’s registration statement, SEC File No. 333-197328, filed August 26, 2014)

(24)	Letter Amendment dated December 17, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Multi-Manager Non-Core Fixed Income Fund) (incorporated by reference from Post-Effective Amendment No. 10 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 13, 2015)

(25)	Letter Amendment dated December 17, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Global Managed Beta Fund) (incorporated by reference from Post-Effective Amendment No. 440 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed February 18, 2015)

(26)	Letter Amendment dated June 10, 2015 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Multi-Manager Global Equity Fund, Goldman Sachs Multi-Manager Real Assets Strategy Fund, Multi-Manager International Equity Fund and Multi-Manager U.S. Dynamic Equity Fund) (incorporated by reference from Post-Effective Amendment No. 24 to the Registrant’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

(27)	Letter Amendment dated June 10, 2015 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMRA, Ltd.) (incorporated by reference from Post-Effective Amendment No. 24 to the Registrant’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

(28)	Letter Amendment dated September 8, 2015 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMA, Ltd.) (incorporated by reference from Post-Effective Amendment No. 24 to the Registrant’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

(29)	Letter Amendment dated June 17, 2014 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity- TTIF, Ltd.) (formerly, Goldman Sachs Cayman Commodity TTIF Fund Ltd.) (incorporated by reference from Post-Effective Amendment No. 514 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 24, 2015)

(30)	Letter Amendment dated March 31, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMRA, Ltd.) (incorporated by reference from Post-Effective Amendment No. 42 to the Registrant’s registration statement, SEC File No. 333-185659, filed March 31, 2016)

(31)	Letter Amendment dated May 31, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMA II, Ltd.) (incorporated by reference from Post-Effective Amendment No. 49 to the Registrant’s registration statement, SEC File No. 333-185659, filed November 18, 2016)

(32)	Letter Amendment dated May 31, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Strategic Factor Allocation Fund) (incorporated by reference from Post-Effective Amendment No. 568 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed June 27, 2016)

(33)	Letter Amendment dated November 30, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs GQG Partners International Opportunities Fund) (incorporated by reference from Post-Effective Amendment No. 54 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 28, 2017)

(34)	Letter Amendment dated August 19, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio and Goldman Sachs Target Date 2055 Portfolio) (incorporated by reference from Post-Effective Amendment No. 59 to the Registrant’s registration statement, SEC File No. 333-185659, filed December 18, 2017)

(35)	Letter Amendment dated September 20, 2017 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP & Energy Fund) (incorporated by reference from Post-Effective Amendment No. 638 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 22, 2017)

(36)	Letter Amendment dated April 6, 2018 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Target Date 2060 Portfolio) (incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 333-185659, filed October 24, 2018)

(37)	Letter Amendment dated October 23, 2019 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Income Fund) (incorporated by reference from Post-Effective Amendment No. 776 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 3, 2019)

(38)	Letter Amendment dated June 17, 2020 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Clean Energy Income Fund and Goldman Sachs Defensive Equity Fund) (incorporated by reference from Post-Effective Amendment No. 808 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed June 26, 2020)

(39)	Letter Amendment dated December 16, 2022 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Buffered S&P 500 Fund—October) (incorporated by reference from Post-Effective Amendment No. 889 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 28, 2023)

(h)	(1)	Transfer Agency Agreement dated April 16, 2013 between Registrant and Goldman Sachs & Co. LLC (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 19, 2013)

	(2)	Amended and Restated Transfer Agency Agreement Fee Schedule dated July 1, 2022 to the Transfer Agency Agreement dated April 16, 2013 between Registrant and Goldman Sachs & Co. LLC (incorporated by reference from Post-Effective Amendment No. 127 to the Registrant’s registration statement, SEC File No. 333-185659, filed December 21, 2022)

	(3)	Administration Agreement between Registrant and State Street Bank and Trust Company (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 19, 2013)

	(4)	Letter Amendment dated December 17, 2014 to the Administration Agreement between Registrant and State Street Bank and Trust Company (Goldman Sachs Multi-Manager Non-Core Fixed Income Fund) (incorporated by reference from Post-Effective Amendment No. 10 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 13, 2015)

	(5)	Amendment dated January 21, 2015 to the Administration Agreement between Registrant and State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2015)

	(6)	Letter Amendment dated June 18, 2015 to the Administration Agreement between Registrant and State Street Bank and Trust Company (Goldman Sachs Multi-Manager Global Equity Fund, Goldman Sachs Multi-Manager Real Assets Strategy Fund, Multi-Manager International Equity Fund, and Multi-Manager U.S. Dynamic Equity Fund) (incorporated by reference from Post-Effective Amendment No. 24 to the Registrant’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

	(7)	Letter Amendment dated June 18, 2015 to the Administration Agreement between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMRA, Ltd.) (incorporated by reference from Post-Effective Amendment No. 24 to the Registrant’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

	(8)	Letter Amendment dated September 8, 2015 to the Administration Agreement between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMA, Ltd.) (incorporated by reference from Post-Effective Amendment No. 24 to the Registrant’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

	(9)	Fee Waiver Agreement dated September 2, 2015 between Goldman Sachs Asset Management, L.P. and Registrant relating to the Goldman Sachs Multi-Strategy Alternatives Fund (incorporated by reference from Post-Effective Amendment No. 24 to the Registrant’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

	(10)	Appointment of Agent for Service of Process relating to Cayman Commodity-MMA, Ltd. (incorporated by reference from Post-Effective Amendment No. 24 to the Registrant’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

	(11)	Fee Waiver Agreement dated October 29, 2015 between Goldman Sachs Asset Management, L.P. and Registrant relating to the Goldman Sachs Multi-Manager Real Assets Strategy Fund (incorporated by reference from Post-Effective Amendment No. 24 to the Registrant’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

(12)	Appointment of Agent for Service of Process relating to the Cayman Commodity-MMRA, Ltd. (incorporated by reference from Post-Effective Amendment No. 24 to the Registrant’s registration statement, SEC File No. 333-185659, filed November 25, 2015)

(13)	Amendment dated May 31, 2016 to the Administration Agreement dated April 30, 2013 between Registrant and State Street Bank and Trust Company (Cayman Commodity-MMA II, Ltd.) (incorporated by reference from Post-Effective Amendment No. 49 to the Registrant’s registration statement, SEC File No. 333-185659, filed November 18, 2016)

(14)	Appointment of Agent for Service of Process relating to the Cayman Commodity-MMA II, Ltd. (incorporated by reference from Post-Effective Amendment No. 46 to the Registrant’s registration statement, SEC File No. 333-185659, filed June 23, 2016)

(15)	Fee Waiver Agreement dated March 23, 2016 between Goldman Sachs Asset Management, L.P. and Registrant relating to the Goldman Sachs Multi-Strategy Alternatives Fund (incorporated by reference from Post-Effective Amendment No. 46 to the Registrant’s registration statement, SEC File No. 333-185659, filed June 23, 2016)

(16)	Amendment dated November 30, 2016 to the Administration Agreement dated April 30, 2013 between Registrant and State Street Bank and Trust Company (Goldman Sachs GQG Partners International Opportunities Fund) (incorporated by reference from Post-Effective Amendment No. 54 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 28, 2017)

(17)	Amendment dated August 19, 2016 to the Administration Agreement dated April 30, 2013 between Registrant and State Street Bank and Trust Company (Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio and Goldman Sachs Target Date 2055 Portfolio) (incorporated by reference from Post-Effective Amendment No. 59 to the Registrant’s registration statement, SEC File No. 333-185659, filed December 18, 2017)

(18)	Amendment dated April 6, 2018 to the Administration Agreement dated April 30, 2013 between Registrant and State Street Bank and Trust Company (Goldman Sachs Target Date 2060 Portfolio) (incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 333-185659, filed October 24, 2018)

(19)	Fee Waiver Agreement dated November 15, 2017 between Goldman Sachs Asset Management, L.P. and Registrant relating to the Goldman Sachs Multi-Strategy Alternatives Fund (incorporated by reference from Post-Effective Amendment No. 97 to the Registrant’s registration statement, SEC File No. 333-185659, filed May 23, 2019)

(20)	Fee Waiver Agreement dated November 15, 2017 between Goldman Sachs Asset Management, L.P. and Registrant relating to the Goldman Sachs Multi-Strategy Alternatives Fund (incorporated by reference from Post-Effective Amendment No. 97 to the Registrant’s registration statement, SEC File No. 333-185659, filed May 23, 2019)

(21)	Letter Amendment dated August 16, 2017 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Cayman Commodity-TEX, Ltd.) (incorporated by reference from Post-Effective Amendment No. 624 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed August 24, 2017)

	(22)	Letter Amendment dated June 27, 2016 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Global Infrastructure Fund) (incorporated by reference from Post-Effective Amendment No. 638 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 22, 2017)

	(23)	Form of 12d1-4 Fund of Funds Investment Agreement on behalf of Goldman Sachs Trust II (incorporated by reference from Post-Effective Amendment No. 126 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 28, 2022)

(i)	Opinion and Consent of Dechert LLP (to be filed by amendment)

(j)	Not applicable

(k)	Not applicable

(l)	Subscription Letter related to Initial Capital provided by The Goldman Sachs Group, Inc. (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 19, 2013)

(m)	(1)	Class A Shares Distribution and Service Plan dated as of April 16, 2013 (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 19, 2013)

	(2)	Class C Shares Distribution and Service Plan dated as of April 16, 2013 (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 19, 2013)

	(3)	Class R Shares Distribution and Service Plan dated as of April 16, 2013 (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-185659, filed April 19, 2013)

	(4)	Goldman Sachs Trust II Service Shares Service Plan and Shareholder Administration Plan dated as of May 5, 2016 (incorporated by reference from Post-Effective Amendment No. 46 to the Registrant’s registration statement, SEC File No. 333-185659, filed June 23, 2016)

(n)	Plan in Accordance with Rule 18f-3, amended and restated as of February 28, 2019 (incorporated by reference from Post-Effective Amendment No. 89 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 28, 2019)

(p)	(1)	Code of Ethics — Goldman Sachs Trust II, dated December 11, 2017 (incorporated by reference from Post-Effective Amendment No. 69 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 28, 2018)

	(2)	Code of Ethics — Goldman Sachs & Co. LLC, Goldman Sachs Asset Management, L.P., and Goldman Sachs Asset Management International, dated September 2022 (incorporated by reference from Post-Effective Amendment No. 132 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 28, 2023)

	(3)	Code of Ethics of Ares Capital Management II LLC, dated January 2025 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(4)	Code of Ethics of Aristotle Pacific Capital LLC, dated October 1, 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(5)	Code of Ethics of Axiom Investors LLC, dated September 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(6)	Code of Ethics of RBC Global Asset Management (UK) Limited and RBC Global Asset Management (U.S.) Inc., dated April 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(7)	Code of Ethics of Boston Partners Global Investors, Inc., dated May 1, 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(8)	Code of Ethics of Brigade Capital Management, LP, dated January 2023 (incorporated by reference from Post-Effective Amendment No. 137 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2024)

(9)	Code of Ethics of Brown Advisory LLC (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(10)	Code of Ethics of Causeway Capital Management LLC, dated December 30, 2022 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(11)	Code of Ethics of Cohen & Steers Capital Management, Inc., dated March 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(12)	Code of Ethics of Diamond Hill Capital Management Inc., dated August 21, 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(13)	Code of Ethics of DWS Group and RREEF America L.L.C., dated September 2022 (incorporated by reference from Post-Effective Amendment No. 132 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 28, 2023)

(14)	Code of Ethics of GQG Partners LLC, dated March 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(15)	Code of Ethics of GW&K Investment Management, LLC, dated December 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(16)	Code of Ethics of Marathon Asset Management, L.P., dated April 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(17)	Code of Ethics of Massachusetts Financial Services Company d/b/a/ MFS Investment Management, dated August 1, 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

	(18)	Code of Ethics of Ninety One North America, Inc., dated November 1, 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

	(19)	Code of Ethics of PGIM Real Estate, dated May 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

	(20)	Code of Ethics of Principal Global Investors, LLC and Principal Real Estate Investors, LLC, dated November 11, 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

	(21)	Code of Ethics of TCW Investment Management Company LLC, dated December 9 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

	(22)	Code of Ethics of T. Rowe Price Associates, Inc., dated February 1, 2023 (incorporated by reference from Post-Effective Amendment No. 137 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2024)

	(23)	Code of Ethics of Vaughan Nelson Investment Management, L.P., dated August 27, 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

	(24)	Code of Ethics of Victory Capital Management, Inc., dated July 1, 2023 (incorporated by reference from Post-Effective Amendment No. 137 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2024)

	(25)	Code of Ethics of WCM Investment Management, dated June 30,2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

	(26)	Code of Ethics of Wellington Management Company LLP, dated December 1, 2023 (incorporated by reference from Post-Effective Amendment No. 137 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2024)

	(27)	Code of Ethics of Westfield Capital Management Company, L.P., dated October 21, 2024 (incorporated by reference from Pre-Effective Amendment No. 141 to the Registrant’s registration statement, SEC File No. 333-185659, filed February 27, 2025)

(q)	Powers of Attorney for James A. McNamara, Joseph F. DiMaria, Gregory G. Weaver, Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham and Lawrence W. Stranghoener (filed herewith)

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101.SCH XBRL Taxonomy Extension Schema Document

101.CAL XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF XBRL Taxonomy Extension Definition Linkbase Document

101.LAB XBRL Taxonomy Extension Labels Linkbase Document

101.PRE XBRL Taxonomy Extension Presentation Linkbase Document

Item 29. Persons Controlled by or Under Common Control with the Fund

Goldman Sachs Multi-Manager Real Assets Strategy Fund, a series of the Registrant, wholly owns and controls Cayman Commodity-MMRA, LLC (formerly, Cayman Commodity-MMRA, Ltd.) (the “MMRA Subsidiary”), a company organized under the laws of the Cayman Islands. The MMRA Subsidiary’s financial statements will be included on a consolidated basis in the Goldman Sachs Multi-Manager Real Assets Strategy Fund’s Form N-CSR.

Goldman Sachs Multi-Strategy Alternatives Fund, a series of the Registrant, wholly owns and controls a company organized under the laws of the Cayman Islands (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included on a consolidated basis in the Goldman Sachs Multi-Strategy Alternatives Fund’s Form N-CSR.

Item 30. Indemnification

Article VII, Section 7.5 of the Amended and Restated Declaration of the Registrant, a Delaware statutory trust, provides for indemnification of the Trustees, officers and employees of the Registrant by the Registrant, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a).

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs & Co. LLC dated April 16, 2013, and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman Sachs & Co. LLC dated April 16, 2013, provide that the Registrant will indemnify Goldman Sachs & Co. LLC against certain liabilities, subject to certain conditions. Copies of the Distribution Agreement and the Transfer Agency Agreement are incorporated by reference as Exhibits (e)(1) and (h)(1), respectively, to the Registrant’s Registration Statement.

Mutual fund and trustees and officers liability policies purchased by the Registrant insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Adviser

Goldman Sachs Asset Management, L.P. (“GSAM”) is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and serves as investment adviser to the Registrant. GSAM is engaged in the investment advisory business. GSAM is part of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. GSAM Holdings LLC is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM is included in their Form ADV filed with the Commission (registration number 801-37591) and is incorporated herein by reference.

Ares Capital Management II LLC (“Ares”) serves as sub-adviser to Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. Ares is primarily engaged in the investment management business. Information about the officers and members of Ares is included in its Form ADV filed with the Commission (registration number 801-72399) and is incorporated herein by reference.

Aristotle Pacific Capital LLC (“Aristotle Pacific”) serves as sub-adviser to Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. Aristotle Pacific is primarily engaged in the investment management business. Information about the officers and directors of Aristotle Pacific is included in its Form ADV filed with the Commission (registration number 801-117402) and is incorporated herein by reference.

Axiom Investors LLC (“Axiom”) serves as sub-adviser to the Goldman Sachs Multi-Manager Global Equity Fund. Axiom is primarily engaged in the investment management business. Information about the officers and members of Axiom is included in its Form ADV filed with the Commission (registration number 801-56651) and is incorporated herein by reference.

Boston Partners Global Investors, Inc. (“Boston Partners”) serves as sub-adviser to Goldman Sachs Multi-Manager Global Equity Fund and Multi-Manager U.S. Small Cap Equity Fund. Boston Partners is primarily engaged in the investment management business. Information about the officers and director of Boston Partners is included in its Form ADV filed with the Commission (registration number 801-61786) and is incorporated herein by reference.

Brigade Capital Management, LP (“Brigade”) serves as sub-adviser to Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. Brigade is primarily engaged in the investment management business. Information about the officers and partners of Brigade is included in its Form ADV filed with the Commission (registration number 801-69965) and is incorporated herein by reference.

Brown Advisory LLC (“Brown”) serves as sub-adviser to Multi-Manager U.S. Small Cap Equity Fund. Brown is primarily engaged in the investment management business. Information about the officers and members of Brown is included in its Form ADV filed with the Commission (registration number 801-38826) and is incorporated herein by reference.

Causeway Capital Management LLC (“Causeway”) serves as sub-adviser to Goldman Sachs Multi-Manager Global Equity Fund and Multi-Manager International Equity Fund. Causeway is primarily engaged in the investment management business. Information about the officers and members of Causeway is included in its Form ADV filed with the Commission (registration number 801-60343) and is incorporated herein by reference.

Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) serves as sub-adviser to Goldman Sachs Multi-Manager Real Assets Strategy Fund. Cohen & Steers is primarily engaged in the investment management business. Information about the officers and directors of Cohen & Steers is included in its Form ADV filed with the Commission (registration number 801-27721) and is incorporated herein by reference.

Diamond Hill Capital Management Inc. (“Diamond Hill”) serves as sub-adviser to Goldman Sachs Multi-Manager Global Equity Fund. Diamond Hill is primarily engaged in the investment management business. Information about the officers and directors of Diamond Hill is included in its Form ADV filed with the Commission (registration number 801-32176) and is incorporated herein by reference.

GQG Partners LLC (“GQG”) serves as sub-adviser to Goldman Sachs GQG Partners International Opportunities Fund. GQG is primarily engaged in the investment management business. Information about the officers and manager of GQG is included in its Form ADV filed with the Commission (registration number 801-107734) and is incorporated herein by reference.

GW&K Investment Management, LLC (“GW&K”) serves as sub-adviser to Goldman Sachs Multi-Manager Global Equity Fund. GW&K is primarily engaged in the investment management business. Information about the officers and manager of GW&K is included in its Form ADV filed with the Commission (registration number 801-61559) and is incorporated herein by reference.

Marathon Asset Management, L.P. (“Marathon”) serves as sub-adviser to Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. Marathon is primarily engaged in the investment management business. Information about the officers and partners of Marathon is included in its Form ADV filed with the Commission (registration number 801-61792) and is incorporated herein by reference.

Massachusetts Financial Services Company doing business as MFS Investment Management (“MFS”) serves as sub-adviser to Goldman Sachs Multi-Manager Global Equity Fund and Multi-Manager International Equity Fund. MFS is primarily engaged in the investment management business. Information about the officers and directors of MFS is included in its Form ADV filed with the Commission (registration number 801-17352) and is incorporated herein by reference.

Ninety One North America, Inc. (“Ninety One”) serves as sub-adviser to Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. Ninety One is primarily engaged in the investment management business. Information about the officers and members of Ninety One is included in its Form ADV filed with the Commission (registration number 801-80153) and is incorporated herein by reference.

PGIM Real Estate (“PRE”) serves as sub-adviser to Goldman Sachs Multi-Manager Real Assets Strategy Fund. PRE is primarily engaged in the investment management business. Information about the officers and directors of PRE is included in its Form ADV filed with the Commission (registration number 801-22808) and is incorporated herein by reference.

Principal Global Investors, LLC (“Principal”) serves as sub-adviser to Goldman Sachs Multi-Manager Global Equity Fund. Principal is primarily engaged in the investment management business. Information about the officers and members of Principal is included in its Form ADV filed with the Commission (registration number 801-55959) and is incorporated herein by reference.

Principal Real Estate Investors, LLC (“PrinREI”) serves as sub-adviser to Goldman Sachs Multi-Manager Real Assets Strategy Fund. PrinREI is primarily engaged in the investment management business. Information about the officers and members of PrinREI is included in its Form ADV filed with the Commission (registration number 801-55618) and is incorporated herein by reference.

RBC Global Asset Management (U.S.) Inc. (“RBC US”) serves as sub-adviser to Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. RBC GAM-US is primarily engaged in the investment management business. Information about the officers and partners of RBC GAM-US is included in its Form ADV filed with the Commission (registration number 801-20303) and is incorporated herein by reference.

RBC Global Asset Management (UK) Limited (“RBC UK”) serves as sub-adviser to Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. RBC UK is primarily engaged in the investment management business. Information about the officers and partners of RBC UK is included in its Form ADV filed with the Commission (registration number 801-78436) and is incorporated herein by reference.

RREEF America L.L.C. (“RREEF”) serves as sub-adviser to Goldman Sachs Multi-Manager Real Assets Strategy Fund. RREEF is primarily engaged in the investment management business. Information about the officers of RREEF is included in its Form ADV filed with the Commission (registration number 801-55209) and is incorporated herein by reference.

TCW Investment Management Company LLC (“TCW”) serves as sub-adviser to Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. TCW is primarily engaged in the investment management business. Information about the officers and members of TCW is included in its Form ADV filed with the Commission (registration number 801-29075) and is incorporated herein by reference.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) serves as sub-adviser to Goldman Sachs Multi-Manager Global Equity Fund. T. Rowe Price is primarily engaged in the investment management business. Information about the officers and members of T. Rowe Price is included in its Form ADV filed with the Commission (registration number 801-856) and is incorporated herein by reference.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) serves as sub-adviser to Goldman Sachs Multi-Manager Global Equity Fund. Vaughan Nelson is primarily engaged in the investment management business. Information about the officers and partners of Vaughan Nelson is included in its Form ADV filed with the Commission (registration number 801-51795) and is incorporated herein by reference.

Victory Capital Management, Inc. (“Victory”) serves as sub-adviser to Multi-Manager U.S. Small Cap Equity Fund. Victory is primarily engaged in the investment management business. Information about the officers and principals of Victory is included in its Form ADV filed with the Commission (registration number 801-46878) and is incorporated herein by reference.

WCM Investment Management (“WCM”) serves as sub-adviser to Goldman Sachs Multi-Manager Global Equity Fund and Multi-Manager International Equity Fund. WCM is primarily engaged in the investment management business. Information about the officers of WCM is included in its Form ADV filed with the Commission (registration number 801-11916) and is incorporated herein by reference.

Wellington Management Company LLP (“Wellington”) serves as sub-adviser to Goldman Sachs Multi-Manager Global Equity Fund. Wellington is primarily engaged in the investment management business. Information about the officers and members of Wellington is included in its Form ADV field with the Commission (registration number 801-15908) and is incorporated herein by reference.

Westfield Capital Management Company, L.P. (“Westfield”) serves as sub-adviser to Goldman Sachs Multi-Manager U.S. Small Cap Equity Fund. Westfield is primarily engaged in the investment management business. Information about the officers and members of Westfield is included in its Form ADV field with the Commission (registration number 801-69413) and is incorporated herein by reference.

Item 32. Principal Underwriters

(a)

Goldman Sachs & Co. LLC or an affiliate or a division thereof currently serves as distributor for shares of the Registrant, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. Goldman Sachs & Co. LLC or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.

(b)

Set forth below is certain information pertaining to the Managing Directors of Goldman Sachs & Co. LLC, the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.

GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal Business Address	Position with Goldman Sachs & Co. LLC
David M. Solomon (1)	Chairman and Chief Executive Officer
John E. Waldron (1)	President and Chief Operating Officer
Denis Coleman (1)	Chief Financial Officer
Richard A. Friedman (1)	Chairman of the Asset Management Division
Richard J. Gnodde (2) Hidehiro Imatsu (3) Rob Kaplan (6)	Chief Executive Officer of Goldman Sachs International President and Representative Director of Goldman Sachs Japan Co., Ltd. Vice Chairman of Goldman Sachs
John F.W. Rogers (1) Russell Horwitz (1)	Executive Vice President, Secretary to Board of Directors Chief of Staff
Ashok Varadhan (1)	Co-Head of Global Banking & Markets Division
Marc Nachmann (2)	Global Head Asset & Wealth Management
Jacqueline Arthur (1)	Global Head of Human Capital Management
Dan Dees (5)	Co-Head of Global Banking & Markets Division
Brian J. Lee (1)	Chief Risk Officer
Asahi Pompey (1)	Global Head of Corporate Engagement and President of the Goldman Sachs Foundation
Marco Argenti (1)	Chief Information Officer
Kathryn Ruemmler (1)	Chief Legal Officer and General Counsel
Tucker York (1)	Global Head of Goldman Sachs Wealth Management
Jan Hatzius (1)	Head of the Global Investment Research Division and Chief Economist of Goldman Sachs
Sheara J. Fredman (1)	Chief Accounting Officer and Goldman’s Controller
Ericka Leslie (1)	Chief Operating Officer of Global Banking & Markets and Global Head of Global Banking & Markets Operations and Engineering
Kevin Sneader (4)	President of Asia Pacific Ex-Japan
Jared Cohen (1)	Co-Head of the Goldman Sachs Global Institute and President of Global Affairs
Carey Halio (1)	Global Treasurer of Goldman Sachs

(1)	200 West Street, New York, NY 10282
(2)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England
(3)	12-32, Akasaka I-chome, Minato-Ku, Tokyo 107-6006, Japan
(4)	68th Floor, Cheun Kong Center, 2 Queens Road Central, Hong Kong, China
(5)	Fox Plaza, Suite 2600, 2121 Avenue of the Stars, Los Angeles, CA 90067
(6)	2001 Ross Ave, Dallas, TX 75201

(c)	Not Applicable.

Item 33. Location of Accounts and Records

The Agreement and Declaration of Trust, By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of Goldman Sachs Asset Management L.P., 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, except for certain transfer agency records which are maintained by Goldman Sachs & Co. LLC, 71 South Wacker Drive, Chicago, Illinois 60606.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 143 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 143 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 1st day of August, 2025.

GOLDMAN SACHS TRUST II
(A Delaware statutory trust)

By:	/s/ Robert Griffith
Robert Griffith
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]James A. McNamara	President (Chief Executive Officer) and Trustee	August 1, 2025
James A. McNamara

[1]Joseph F. DiMaria	Treasurer, Principal Financial Officer and Principal Accounting Officer	August 1, 2025
Joseph F. DiMaria

[1]Gregory G. Weaver	Chair and Trustee	August 1, 2025
Gregory G. Weaver

[1]Cheryl K. Beebe	Trustee	August 1, 2025
Cheryl K. Beebe

[1]Dwight L. Bush	Trustee	August 1, 2025
Dwight L. Bush

[1]Kathryn A. Cassidy	Trustee	August 1, 2025
Kathryn A. Cassidy

[1]John G. Chou	Trustee	August 1, 2025
John G. Chou

[1]Joaquin Delgado	Trustee	August 1, 2025
Joaquin Delgado

[1]Eileen H. Dowling	Trustee	August 1, 2025
Eileen H. Dowling

[1]Lawrence Hughes	Trustee	August 1, 2025
Lawrence Hughes

[1]John F. Killian	Trustee	August 1, 2025
John F. Killian

[1]Steven D. Krichmar	Trustee	August 1, 2025
Steven D. Krichmar

[1]Michael Latham	Trustee	August 1, 2025
Michael Latham

[1]Lawrence W. Stranghoener	Trustee	August 1, 2025
Lawrence W. Stranghoener

By:	/s/ Robert Griffith
Robert Griffith,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust II (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 18, 2025.

RESOLVED, that the Trustees and Officers of the Trusts who may be required to sign the Trusts’ Registration Statements or any amendments thereto be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, Joseph F. DiMaria and Robert Griffith jointly and severally, their attorneys-in-fact, until the earlier of his or her resignation or removal as an officer of the Trusts, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statements under the Securities Act and the 1940 Act of the Trusts and any and all amendments to such Registration Statements, and to file the same, with exhibits thereto, if any, and other documents in connection therewith, with the SEC and with other federal, state, foreign and quasi-governmental agencies and such other instruments related to compliance with certain of the federal securities laws and other applicable federal, state, foreign and quasi-government filings, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue thereof.

Dated: August 1, 2025

/s/ Robert Griffith
Robert Griffith,
Secretary

EXHIBIT INDEX

(q)	Powers of Attorney for James A. McNamara, Joseph F. DiMaria, Gregory G. Weaver, Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham and Lawrence W. Stranghoener